Accounts receivable, net	12 Months Ended
Dec. 31, 2019
Accounts receivable, net
Accounts receivable, net

6.            Accounts receivable, net

(In thousands)	December 31, 2018	December 31, 2019
Accounts receivable	27,100	35,137
Less: Allowance for doubtful accounts	(7,709)	(7,604)
Accounts receivable, net	19,391	27,533

The following table presents movement in the allowance for doubtful accounts:

(In thousands)	December 31, 2017	December 31, 2018	December 31, 2019
Balance at beginning of the year	119	31	7,709
Additions	27	7,680	19
Write-off	(122)	—	—
Exchange difference	7	(2)	(124)
Balance at end of the year	31	7,709	7,604

The top 10 customers accounted for about 60% and 63% of accounts receivable as of December 31, 2018 and 2019, respectively.